                                    COLONIAL
                           CALIFORNIA TAX-EXEMPT FUND




                               SEMIANUUAL REPORT
                                 JULY 31, 1996







  NOT FDIC-     MAY LOSE VALUE
  INSURED       NO BANK GUARANTEE

                 COLONIAL CALIFORNIA TAX-EXEMPT FUND HIGHLIGHTS
                        FEBRUARY 1, 1996 - JULY 31, 1996

INVESTMENT OBJECTIVE: Colonial California Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:

  -   High monthly double-tax-free income
  -   Long-term appreciation
  -   Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "Many favorable developments in the California economy have resulted in a positive long-term outlook for the State's municipal bond market. A combination of increased demand and continued low supply of bonds suggest a favorable environment for California municipal bonds."- William Loring

                 COLONIAL CALIFORNIA TAX-EXEMPT FUND PERFORMANCE


                                                       CLASS A             CLASS B
    Inception dates                                    6/16/86             8/4/92
-------------------------------------------------------------------------------------
    Distributions declared per share*                  $0.193              $0.166
-------------------------------------------------------------------------------------
    SEC yields on 7/31/96**                              4.72%               4.19%
    Taxable-equivalent SEC yields***                     8.78%               7.79%
-------------------------------------------------------------------------------------
    Total returns, assuming reinvestment
    of all distributions and no sales charge
    or contingent deferred sales charge (CDSC)
    6-months                                            (0.72)%             (1.09)%
-------------------------------------------------------------------------------------
    Net asset value per share at 7/31/96               $ 7.29              $ 7.29


*A portion of the Fund's income may be subject to the alternative minimum tax.

**The 30-day SEC yields on July 31, 1996 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.

***Taxable-equivalent SEC yields are based on the maximum effective 46.2% federal and California income tax rates.

QUALITY BREAKDOWN                            TOP FIVE SECTORS
(as of 7/31/96)                              (as of 7/31/96)
 AAA ..........................  54.5%       Water & Sewer ..............  17.3%
 AA ...........................  10.0%       Refunded ...................  11.8%
 A ............................  14.7%       Tax Allocation .............  11.8%
 BBB ..........................  11.6%       General Obligations ........  10.2%
 Non-rated ....................   7.4%       Public Improvement .........   9.0%
 Cash & Equivalents ...........   1.8%


Sector classifications are based upon Colonial's defined criteria as used in the investment process. Because the Fund is actively managed, quality and sector weightings will change.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                                         [PHOTO]

I am pleased to present your Fund's semiannual report for the period ended July 31, 1996. Your receipt of this report provides us with the opportunity to reflect on the investment environment of the past six months.

In the bond market, significantly stronger than expected economic indicators early in the period stirred inflation fears and propelled long-term interest rates upward. The Federal Reserve Board lowered short-term interest rates in January, but failed to continue the easing trend that the market anticipated. As a result, long-term interest rates rose during the period, eliminating almost half of the ground gained during 1995's bond market rally. Bond market volatility continues, based upon receipt of conflicting economic reports and changing expectations of Federal Reserve Board activity.

While market conditions put pressure on municipal bond prices as well, there was some good news for the tax-exempt sector. Some of the significant reasons that municipal bonds outperformed Treasury bonds were technical, such as low supply and strong retail market support. Others were fundamental, such as the easing of fears generated by tax-reform proposals, particularly those promoting a flat tax.

In the stock market, generally favorable conditions prevailed throughout most of the period, with both large company and small company stocks posting strong performance until July, when a price correction took place. As a result of that correction, stock indices generally posted negative total returns for July.

Our expectations for the remainder of 1996 include a moderating economy. We do believe that the economy will continue to grow, although at a slower pace than was indicated earlier this year. The lack of any appreciable wage and price pressure should put the bond market's fears of inflation to rest. Therefore, we are optimistic that market psychology will shift and volatility will decline by year-end.

As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
September  11, 1996

                            PORTFOLIO MANAGER REPORT

WILLIAM LORING is portfolio manager of the Colonial California Tax-Exempt Fund and is vice president of Colonial Management Associates, Inc.

Q: WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PAST SIX MONTHS?

A: The Fund continued to pursue the defensive strategy implemented near the end of 1995 which was to protect the net asset value and lower the overall risk of the portfolio. The Fund benefited from this strategy, as reports of stronger than expected economic conditions caused interest rates to increase close to 100 basis points between February 1 and July 31. We continued to shorten the Fund's duration, intending to further insulate the Fund from losses associated with rising interest rates. Duration measures a fund's sensitivity to interest rates; the shorter the duration, the smaller the losses when interest rates rise.

Q: HOW DID THE FUND'S SIX MONTH PERFORMANCE COMPARE TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX?

A: The Fund modestly underperformed the Lehman Brothers
Municipal Bond Index, a broad-based, unmanaged index that measures the performance of the municipal bond market. The total return for the Fund's Class A shares, based on net asset value, was down 0.72%, while the return on the Lehman Brothers Municipal Bond Index was down 0.30%. We attribute this underperformance to the Fund's narrower range of investments; the Fund invests only in California bonds while the Index is invested in bonds of many states, some of which may have outperformed California investments.

Q: WHAT FACTORS CONTRIBUTED TO PERFORMANCE DURING THIS PERIOD?

A: The reversal in the direction of interest rates was clearly the biggest factor, and that had a negative effect on fixed income investments. However, the Fund's relatively neutral-to-short duration insulated the portfolio from some of the losses experienced by funds with longer durations. A tight supply of California bonds made it difficult to target specific sectors for investment, but we continued to avoid new investments in the highly competitive California healthcare market, as well as investments in unseasoned land development issues.

Q: HOW IS THE STATE'S ECONOMY FARING?

A: The State of California is doing exceptionally well, as illustrated by Standard & Poor's recent upgrade of the State's general obligation bonds to A+. Economic improvement is being experienced in all parts of the State, particularly in heavily developed areas. Employment levels, tax revenue collections and housing prices have all been strengthening and we are confident that California's economic recovery will continue. We have been increasing the Fund's holdings of the State's general obligation bonds for some time and we recently began purchasing selected bonds backed indirectly by the State.

Q: WHAT IS YOUR OUTLOOK FOR THE TAX-EXEMPT BOND MARKET?

A: A number of recent economic indicators indicate stronger economic growth than previously expected. Despite these growth indicators, we have not seen any appreciable wage and price pressure, which should calm the market's fears of inflation. We do expect continued volatility and fluctuating interest rates through the end of the year, and are continuing to position the Fund defensively.


          COLONIAL CALIFORNIA TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE
                     Change in Value of $10,000 from 7/86 to 7/96
        Based on Net Asset Value (NAV) and Maximum Offering Price (MOP) for Class A Shares


                         NAV                MOP                LEHMAN
                        ------             ------              --------
Jul 31, 86               10000               9525                10000
Aug 31, 86               10505              10006                10448
Sep 30, 86               10528              10028                10474
Dec 31, 86               10902              10384                10836
Mar 31, 87               11190              10659                11099
Jun 30, 87               10482               9984                10797
Sep 30, 87                9940               9468                10529
Dec 31, 87               10428               9932                10999
Mar 31, 88               10890              10372                11378
Jun 30, 88               11106              10579                11598
Sep 30, 88               11409              10867                11896
Dec 31, 88               11676              11122                12117
Mar 31, 89               11828              11267                12198
Jun 30, 89               12348              11761                12920
Sep 30, 89               12382              11794                12928
Dec 31, 89               12742              12137                13424
Mar 31, 90               12823              12214                13484
Jun 30, 90               13053              12433                13800
Sep 30, 90               13078              12457                13807
Dec 31, 90               13504              12863                14403
Mar 31, 91               13774              13120                14728
Jun 30, 91               14089              13420                15043
Sep 30, 91               14572              13879                15628
Dec 31, 91               15018              14304                16152
Mar 31, 92               15086              14369                16200
Jun 30, 92               15604              14863                16814
Sep 30, 92               15915              15159                17261
Dec 31, 92               16191              15422                17575
Mar 31, 93               16735              15940                18228
Jun 30, 93               17170              16354                18825
Sep 30, 93               17671              16832                19461
Dec 31, 93               17898              17048                19734
Mar 31, 94               16843              16043                18651
Jun 30, 94               16898              16095                18856
Sep 30, 94               17001              16194                18986
Dec 31, 94               16593              15804                18714
Mar 31, 95               17944              17091                20037
Jun 30, 95               18140              17278                20520
Sep 30, 95               18594              17711                21109
Dec 31, 95               19831              18889                21981
Mar 31, 96               19392              18471                21716
Jun 30, 96               19568              18638                21882
Jul 31, 96               19771              18832                22080

A $10,000 investment in Class B shares made on 8/92 (inception) at NAV would have been valued at $11,999 on 7/31/96. The same investment after deducting the applicable contingent deferred sales charge (CDSC) would have grown to $11,704 on 7/31/96.

                          AVERAGE ANNUAL TOTAL RETURNS
                  As of June 30, 1996 (most recent quarter end)
--------------------------------------------------------------------------------
                           CLASS A SHARES                 CLASS B SHARES
                          Inception 6/16/86              Inception 8/4/92
                          NAV            MOP            NAV          w/CDSC
--------------------------------------------------------------------------------
1 YEAR                    7.87%         2.74%           7.07%         2.07%
--------------------------------------------------------------------------------
5 YEARS                   6.79%         5.76%          --             --
--------------------------------------------------------------------------------
10 YEARS                  6.88%         6.36%          --             --
--------------------------------------------------------------------------------
SINCE INCEPTION           6.87%         6.35%           4.51%         3.84%
--------------------------------------------------------------------------------


The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. The performance of the Index does not reflect fees or expenses associated with an actual investment.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5% for one year and 3% since inception.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO
                     JULY 31, 1996 (UNAUDITED, IN THOUSANDS)

   MUNICIPAL BONDS - 97.0%                                                                    PAR            VALUE
   ------------------------------------------------------------------------------------------------------------------
   EDUCATION - 6.2%
    EDUCATION - 2.7%
    Antioch Unified School District,
     School Sites Acquisition, Series 1991-A:
                                                          (a)             07/01/11           $3,690       $    1,324
                                                          (a)             07/01/16            3,565              878
    Fresno Unified School District,
     Phase VI, Series 1991-A,
                                                         7.200%           05/01/11            1,000            1,063
    Grossmont Unified High School District,
     1991 Capital Projects,
                                                          (a)             11/15/06            4,500            2,599
    San Mateo County Board of Education,
     Series 1991,
                                                         7.100%           05/01/21              750              780
    Victor Elementary School District,
     Series 1996,
                                                         6.450%           05/01/18            3,345            3,633
                                                                                                          ----------
                                                                                                              10,277
                                                                                                          ----------

    SCHOOL DISTRICT GENERAL OBLIGATIONS - 3.5%
    Alum Rock Unified Elementary School
     District,
                                                          (a)             09/01/15            1,825              500
    Benicia Unified School District,
     Series 1994 C,
                                                         6.450%           06/01/19            3,870            4,102
    Central Unified School District,
                                                          (a)             03/01/18 (b)       20,065            5,643
    Manhattan Beach Unified School
     District, Series 1996-A,
                                                          (a)             09/01/07            1,970            1,079
    Rocklin Unified School District, Series 1991- C,
                                                          (a)             07/01/20            6,920            1,678
                                                                                                          ----------
                                                                                                              13,002
                                                                                                          ----------

   ------------------------------------------------------------------------------------------------------------------
   HEALTHCARE - 2.0%
    HOSPITAL
    Duarte, City of Hope National Medical Center,
     Series 1993,
                                                         6.000%           04/01/08              500              491

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
    San Bernadino County, Sisters of Charity,
     Series 1991-A,
                                                         7.000%           07/01/21           $  500       $      558
    State Health Facilities Financing Authority:
     Catholic Healthcare West, Series 1994 A,
                                                         4.750%           07/01/19            2,000            1,702
     Kaiser Permanente, Series 1993 C,
                                                         5.600%           05/01/33            5,000            4,593
                                                                                                          ----------
                                                                                                               7,344
                                                                                                          ----------

   ------------------------------------------------------------------------------------------------------------------
   HOUSING - 3.4%
    MULTI-FAMILY - 0.1%
    Santa Rosa, Chanate Lodge Projects,
     Series 1992,
                                                         6.625%           12/01/02              335              335
                                                                                                          ----------
    SINGLE-FAMILY - 3.3%
    Delta County Home Mortgage Finance
     Authority, Series 1992-A,
                                                         6.750%           12/01/25            3,000            3,034
    PR Puerto Rico Housing Finance Corp.,
     Series B,
                                                         7.650%           10/15/22              595              625
    Southern California Home Financing Authority:
     Series A,
                                                         7.625%           10/01/22            1,315            1,354
     Series 1990 A,
                                                         7.625%           10/01/23              545              570
    State Housing Finance Agency:
     Series B,
                                                         8.600%           08/01/19            2,540            2,654
     Series 1991-C,
                                                         7.450%           08/01/11              205              216
     Series 1990-D,
                                                         7.750%           08/01/10              965            1,023
    State Rural Home Mortgage Finance
     Authority, Series 1995-B,
                                                         7.750%           09/01/27            2,485            2,819
    Stockton, Mortgage-Backed Security
     Program, Series 1990-A,
                                                         7.400%           08/01/05               40               42
                                                                                                          ----------
                                                                                                              12,337
                                                                                                          ----------

   ------------------------------------------------------------------------------------------------------------------
   PUBLIC FACILITIES IMPROVEMENT - 8.9%
    Alameda County, Capital Projects,
     Series 1989,
                                                          (a)             06/15/14            2,185              740

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BONDS - CONT.                                                                    PAR            VALUE
   ------------------------------------------------------------------------------------------------------------------
   PUBLIC FACILITIES IMPROVEMENT - CONT.
    Beverly Hills Public Financing Authority,
     Series 1993-A,
                                                         5.650%           06/01/15 (b)       $5,000       $    4,819
    Long Beach, Fleet Services Project,
     Series 1992-A,
                                                         6.600%           05/01/14            2,000            2,043
    Los Angeles County Public Works
     Financing Authority,
                                                         5.000%           03/01/17            5,000            4,369
    Los Angeles County, Series 1991, RIB,
     (variable rate),
                                                         9.177%           05/01/15            1,000            1,000
    Modesto, Community Center Project,
     Series 1993-A,
                                                         5.000%           11/01/23            2,235            1,992
    Pasadena Civic Improvement Corp.,
     Series 1996,
                                                         5.250%           02/01/16            3,020            2,839
    PR Commonwealth of Puerto Rico
     Public Buildings Authority, Series 1993-M,
      stepped coupon, (5.700% 07/01/98)
                                                         3.750%           07/01/16 (c)        2,250            2,000
    Rancho Mirage Joint Powers
     Financing Authority, Series 1991-A,
                                                         7.500%           04/01/17              455              480
    Riverside Public Financing
     Authority, Series 1991-A,
                                                         8.000%           02/01/18              410              421
    Special Districts Finance Authority,
     Certificates of Participation, Series 1988-A,
                                                         8.400%           07/01/05            1,670            1,790
    State Public Works Board:
     Secretary of State & State Archives,
     J. Paul Getty Trust Center,
                                                         5.000%           10/01/23 (b)       10,560            9,265
     Series 1992-A,
                                                         6.500%           12/01/08            1,000            1,103
    Watsonville Mammoth Lakes, Series-B,
                                                         7.875%           06/01/11              500              539
                                                                                                          ----------
                                                                                                              33,400
                                                                                                          ----------
---------------------------------------------------------------------------------------------------------------------

   PUBLIC INFRASTRUCTURE - 3.6%
    Bishop, Escalon & Lemoore Cities, Series 1991-A,
                                                         7.700%           05/01/11              700              739

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
    Compton, Civic Center Project,
     Series 1989-B,
                                                         7.500%           08/01/15           $1,000       $    1,045
    Oakland, Series 1988-A,
                                                         7.600%           08/01/21            1,995            2,147
    State Public Capital Improvements
     Financing Authority:
     Series 1988-A,
                                                         8.500%           03/01/18            3,500            3,675
     Series 1988-B,
                                                         8.100%           03/01/18  (b)       4,725            5,020
    Virgin Islands Public Financing,
     Series 1992-A,
                                                         7.250%           10/01/18            1,000            1,056
                                                                                                          ----------
                                                                                                              13,682
                                                                                                          ----------

   ------------------------------------------------------------------------------------------------------------------
   REFUNDED/ESCROW/SPECIAL OBLIGATION (d) - 11.6%
    Alum Rock Unified Elementary School
     District, Series 1991:
                                                          (a)             09/01/11            1,925              717
                                                          (a)             09/01/12            1,565              538
                                                          (a)             09/01/14            1,000              295
    Central School District,
     San Bernardino County, Series A,
                                                         7.050%           05/01/16              750              822
    Commerce Joint Powers Financing
     Authority, Multiple Project Loans,
     Series A,
                                                         8.000%           03/01/21               30               35
    Desert Hospital, Series 1990,
                                                         8.100%           07/01/20            1,750            2,002
    Empire Union School District,
     Mello-Roos Financing, Series 1990-A,
                                                         7.400%           10/01/15            1,000            1,129
    Fontana Public Financing Authority,
     North Fontana Redevelopment, Series 1991-A,
                                                         7.750%           12/01/20              785              912
    Glendora Public Financing Authority,
     Series B,
                                                         7.625%           09/01/10              850              946
    La Quinta Redevelopment Agency,
     Series 1990,
                                                         8.400%           09/01/12            1,000            1,159

                                                   Investment Portfolio/July 31,
   ------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BONDS - CONT.                                                                    PAR            VALUE
   ------------------------------------------------------------------------------------------------------------------
   REFUNDED/ESCROW/SPECIAL OBLIGATION (d) - CONT.
    Local Government Power Authority,
     Anaheim Redevelopment Agency,
     Series 1986 A,
                                                         8.200%           09/01/15           $4,500       $    4,949
    Los Angeles Convention & Exhibit,
     Center, Series 1985,
                                                         9.000%           12/01/20              500              648
    Los Angeles County Transportation,
     Metro Train, Series 1991-A,
                                                         6.900%           07/01/21            1,000            1,116
    Los Angeles Department of Water &
     Power, Series 1988,
                                                         7.900%           05/01/28            2,340            2,535
    Los Angeles Waste Water System,
     Series 1991-A,
                                                         7.100%           02/01/21              400              435
    Monterey Redevelopment Agency,
     Series A:
                                                         9.250%           11/01/10              500              548
                                                         9.250%           11/01/11              250              274
                                                         9.250%           11/01/12              750              825
    Moreno Valley Unified School District,
                                                         7.400%           09/01/16               20               23
    Northern California Power Agency,
     Hydroelectric Project No. 1,
     Series 1986 B-2,
                                                         8.000%           07/01/24            1,750            1,877
    Orange County Community Facility:
     District Number 87-3 Mello-Roos,
                                                         7.800%           08/15/15            2,000            2,272
     District 87-4, Series 1990-A
                                                         8.000%           08/15/15            1,000            1,141
    Pomona, Series 1990-B,
                                                         7.500%           08/01/23            1,000            1,229
    PR Commonwealth of Puerto Rico,
     Electric Power Authority:
     Series 1989-N,
                                                         7.000%           07/01/07              635              692
     Series 1991,
                                                         7.300%           07/01/20            1,200            1,343
    Rancho Mirage Joint Powers
     Financing Authority, Series 1991-A,
                                                         7.500%           04/01/17            1,545            1,753
    Riverside County, Series 1989-A,
                                                         7.800%           05/01/21            2,500            3,090

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
    Riverside Public Financing Authority,
     Series A,
                                                         8.000%           02/01/18           $  590       $      578
    Rocklin, Stanford Ranch Community
     Facilities District, Series 1990,
                                                         8.100%           11/01/15            1,000            1,149
    Sacramento City Financing Authority,
     Series 1991,
                                                         6.800%           11/01/20            2,500            2,893
    State Educational Facilities Authority,
     Westmont College, Series 1985-A,
                                                         9.200%           12/01/00               40               44
    State Health Facilities Finance Authority,
     Children's Hospital of Los Angeles,
     Series 1991-A,
                                                         7.125%           06/01/21            2,000            2,250
    State Public Works,
     University of California, Series 1990-A,
                                                         7.000%           09/01/15            1,625            1,804
    Turlock Irrigation District,
     1991 Improvement Project, Series 1991,
                                                         7.300%           01/01/11            1,500            1,598
                                                                                                          ----------
                                                                                                              43,621
                                                                                                          ----------

   ------------------------------------------------------------------------------------------------------------------
   JUSTICE & PUBLIC ORDER - 3.3%
    Santa Anna Financing Authority,
     Police Holding Facility, Series 1994-A,
                                                         6.250%           07/01/18            6,035            6,488
    State Public Works Board:
     Department of Corrections Corcoran II Project,
     Series 1996-A,
                                                         5.250%           01/01/21            4,000            3,715
     State Prisons, Series 1993-A,
                                                         5.250%           12/01/13            2,500            2,375
                                                                                                          ----------
                                                                                                              12,578
                                                                                                          ----------

   ------------------------------------------------------------------------------------------------------------------
   RESOURCE RECOVERY - 2.3%
    CO-GENERATION - 1.7%
    Sacramento Cogeneration Authority,
     Procter & Gamble Project, Series 1995,
                                                         6.500%           07/01/21            6,500            6,581
                                                                                                          ----------

    LANDFILL - 0.3%
    Nevada County
     Western Nevada County Solid Waste
     Management System, Series 1991,
                                                         7.500%           06/01/21            1,000            1,009
                                                                                                          ----------

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BONDS - CONT.                                                                    PAR            VALUE
   ------------------------------------------------------------------------------------------------------------------
   RESOURCE RECOVERY - CONT.
    RECYCLING - 0.3%
    Pollution Control Financing Authority, North
     California Recycling Center, Series 1991-A,
                                                         6.750%           07/01/17           $1,000       $    1,000
                                                                                                          ----------

   ------------------------------------------------------------------------------------------------------------------
   TAX-BACKED - 28.7%
    GENERAL OBLIGATIONS - 10.0%
    Moulton Niguel, Series 1993,
                                                         5.250%           09/01/13 (b)       11,000           10,409
    PR Commonwealth of Puerto Rico:
     Series 1995,
                                                         5.650%           07/01/15            1,000            1,011
     Series 1996,
                                                         6.500%           07/01/14            2,000            2,180
    State of California:
                                                         5.125%           10/01/17 (b)        7,710            7,084
                                                         5.500%           04/01/12            2,770            2,725
                                                         5.750%           03/01/19           10,000            9,850
                                                        10.000%           02/01/10            2,000            2,833
     Series 1995,
                                                        10.000%           10/01/06            1,185            1,623
                                                                                                          ----------
                                                                                                              37,715
                                                                                                          ----------

    MELLO - ROOS/1915 ACT - 5.3%
    Alameda County, Marina Village
     Assessment District, Series 1989-1,
                                                         7.650%           09/02/10            1,000            1,030
    Carlsbad Unified School District, Community
     Facility District No. 5, Series 1990,
                                                         7.650%           09/01/14            1,000            1,031
    Carson, Series 1992,
                                                         7.375%           09/02/22              980            1,012
    Corona Community Facility District,
     Foothill Ranch, Series 1990 A-1,
                                                         8.350%           09/01/20            1,000            1,020
    Costa Mesa Public Financing,
      Series 1991-A,
                                                         7.100%           08/01/21              890              889
    Elk Grove Unified School District:
     Community Facilities, Series 1995,
                                                         6.500%           12/01/08            1,000            1,108

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
     Community Facilities District No. 1,
     Series 1995:
                                                          (a)             12/01/18           $2,720       $      734
                                                         6.500%           12/01/24            4,055            4,481
    Fairfield Improvement Bond,
     Series 1990,
                                                         8.000%           09/02/11              240              247
    Folsom Willow Creek,
                                                         8.250%           12/01/06              400              418
    Los Angeles County, Harbor Boulevard,
                                                         8.375%           09/02/18            1,000            1,030
    Murrieta County Water District,
     Series 1991,
                                                         8.300%           10/01/21            1,000            1,054
    Placentia, Community Facilities District,
                                                         7.900%           09/01/15            1,000            1,030
    Riverside Unified School District,
     Community Facilities District No. 2,
     Series 1993-A,
                                                         7.250%           09/01/18            1,000            1,005
    Sacramento Unified School,
     Community Facilities District No. 1,
     Series B,
                                                         7.300%           09/01/13            1,760            1,883
    Stockton Community Facilities District,
     Series 2,
                                                         7.750%           08/01/15            1,000            1,028
    West Covina Redevelopment Agency,
     Community Facilities District No. 1,
     Series 1989,
                                                         7.800%           09/01/22            1,000            1,023
                                                                                                          ----------
                                                                                                              20,023
                                                                                                          ----------

    SALES & EXCISE TAX - 1.8%
    Los Angeles County Metropolitan
     Transportation Authority, Series 1995-A
                                                         5.000%           07/01/25            5,000            4,413
    Riverside County Transportation
     Commission, Series 1996-A,
                                                         6.000%           06/01/09            2,000            2,110
                                                                                                          ----------
                                                                                                               6,523
                                                                                                          ----------

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BONDS - CONT.                                                                    PAR            VALUE
   ------------------------------------------------------------------------------------------------------------------
   TAX-BACKED - CONT.
    TAX ALLOCATION - 11.6%
    Brea Redevelopment Agency, Project AB,
     Series 1993,
                                                         6.125%           08/01/13           $2,920       $    2,993
    Cerritos Public Financing Authority,
     Los Coyotes Redevelopment Project,
     Series 1993-A,
                                                         6.500%           11/01/23            2,000            2,205
    Commerce Joint Powers Financing
     Authority, Series 1991-A
                                                         8.000%           03/01/21              970            1,015
    Concord Redevelopment Agency,
     Central Concord Project,
     Series 1988-3,
                                                         8.000%           07/01/18               25               27
    Contra Costa County Public Financing
     Authority, Series 1992-A,
                                                         7.100%           08/01/22            1,000            1,039
    Emeryville Public Finance Authority,
     Emeryville Redevelopment, Series 1993-A,
                                                         6.500%           05/01/21            2,000            2,030
    Folsom Redevelopment Agency, Central
     Folsom Project Area, Series 1987-A,
                                                         8.600%           02/01/13              400              417
    Glendora Public Financing Authority,
     Series B,
                                                         7.625%           09/01/10              150              153
    Oakland Redevelopment Agency,
     Central District Project, Series 1992,
                                                         5.500%           02/01/14            7,400            7,234
    Pomona Public Financing Authority,
     Southwest Pomona Redevelopment Project,
     Series 1994-L,
                                                         5.750%           02/01/20            3,800            3,525
    Richmond Joint Powers Financing
     Authority, Series 1990-A,
                                                         7.700%           10/01/10              925              984
    San Jose Redevelopment Agency,
     Series 1993,
                                                         5.000%           08/01/21           10,000            8,888
    Santa Fe Springs Redevelopment Agency,
     Consolidated Project, Series 1992-A,
                                                         6.400%           09/01/22            7,275            7,592

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
    Santa Margarita, Series 1994-B,
                                                         7.250%           08/01/13 (b)       $2,000       $    2,347
    Seaside Redevelopment Agency,
     Gateway Project, Series 1986,
                                                         8.500%           08/01/06              105              107
    Soledad Redevelopment Agency, Series 1992,
                                                         7.400%           11/01/12              970            1,025
    Torrance, Downtown Redevelopment
     Project, Series 1992,
                                                         7.125%           09/01/21            1,000            1,032
    Westminster Redevelopment Agency,
     Project No. 1, Series 1993,
                                                         6.200%           08/01/23            1,000              959
                                                                                                          ----------
                                                                                                              43,572
                                                                                                          ----------

   ------------------------------------------------------------------------------------------------------------------
   TRANSPORTATION - 4.8%
    AIRPORT - 0.8%
    Los Angeles International Airport,
     Series 1995-D,
                                                         5.500%           05/15/15            3,025            2,889
                                                                                                          ----------

    TURNPIKE/TOLLROAD/BRIDGE - 4.0%
    Foothill Eastern Transportation Corridor
     Agency, Series 1995-A,
                                                         5.000%           01/01/35           10,000            8,063
    PR Commonwealth of Puerto Rico
     Highway & Transportation Authority:
      Series-W,
                                                         5.500%           07/01/09              580              586
      Series 1996-Y,
                                                         6.250%           07/01/12            3,000            3,251
    San Joaquin Hills Transportation
     Corridor Agency, Series 1993,
                                                          (a)             01/01/20           15,400            3,215
                                                                                                          ----------
                                                                                                              15,115
                                                                                                          ----------

   UTILITY - 22.2%
    INVESTOR OWNED - 1.3%
    State Pollution Control Finance Authority,
     San Diego Gas & Electric Co., Series 1996 A,
                                                         5.900%           06/01/14            4,650            4,714
                                                                                                          ----------

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BONDS - CONT.                                                                    PAR            VALUE
   ------------------------------------------------------------------------------------------------------------------
   UTILITY - CONT.
    JOINT POWER AUTHORITY - 0.4%
    Northern California Power Agency,
     Hydroelectric Project No.1
      Series 1991-E,
                                                         7.150%           07/01/24           $1,460       $    1,517
                                                                                                          ----------

    MUNICIPAL ELECTRIC - 3.4%
    Colton Public Financing Authority,
     Electric System Imports, Series 1995,
                                                         7.500%           10/01/20            3,000            3,086
    Commonwealth of Puerto Rico Electric
     Power Authority:
      Series 1989-O,
                                                          (a)             07/01/17            2,490              713
      Series 1989-N,
                                                         7.000%           07/01/07              365              390
    Reading Electric System,
     RIB (variable rate), Series 1992-A,
                                                         8.800%           07/01/22              750              842
    Sacramento Municipal Utilities District:
     Series 1993-D,
                                                         5.250%           11/15/20            5,000            4,580
     Series 1993 G,
                                                         6.500%           09/01/13            1,500            1,646
    Turlock Irrigation District,
     Series 1996-A:
                                                         6.000%           01/01/11 (b)        1,000            1,044
                                                         6.000%           01/01/12              500              521
                                                                                                          ----------
                                                                                                              12,822
                                                                                                          ----------

    WATER & SEWER - 17.1%
    Anderson,
                                                         7.900%           12/01/11              610              649
    Contra Costa Water District, Series 1994-G,
                                                         5.000%           10/01/24            7,500            6,675
    Covina Water System Improvement Project,
     Series 1991,
                                                         7.300%           04/01/16            1,000            1,044
    East Bay Municipal Utilities District,
     Wastewater Treatment Project,
     Sub-Series 1996:
                                                         5.000%           06/01/15 (b)        7,500            6,853
                                                         5.000%           06/01/16            1,000              906

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
    Fresno Sewer Revenue:
     Series 1993-A,
                                                         5.250%           09/01/19           $4,000       $    3,745
     Series 1995-A:
                                                         6.000%           09/01/09            1,525            1,601
                                                         6.000%           09/01/10            1,420            1,489
    Hemet Public Financing Authority,
     Series 1992-A,
                                                         6.500%           02/01/12            1,500            1,509
    Irvine Ranch Water District, Joint
     Powers Agency, Series 1988-II,
                                                         8.250%           08/15/23            5,500            5,871
    Metropolitan Water District,
     RIB (variable rate),
                                                         8.077%           08/05/22            2,000            1,990
    Mojave Water Agency,
     Morongo Basin Pipeline:
      Series 1991,
                                                         6.950%           09/01/21            1,000            1,125
      Series 1992,
                                                         6.600%           09/01/13              800              892
    PR Puerto Rico Aqueduct & Sewer Authority,
     Series 1995:
                                                         6.000%           07/01/09            1,250            1,303
                                                         6.250%           07/01/13            2,750            2,888
    Sacramento County Sanitation District
     Financing Authority, Series 1993,
                                                         4.750%           12/01/23           12,000            9,974
    San Diego Sewer Redevelopment, Series 1993,
                                                         5.000%           05/15/23            5,000            4,313
    State Department Water Resources,
     Central Valley Project, Series 1996-P,
                                                         5.250%           12/01/24           10,000            9,188
    Tehachapi Water & Sewer District,
                                                         8.200%           11/01/20            2,000            2,183
                                                                                                          ----------
                                                                                                              64,198
                                                                                                          ----------

   TOTAL MUNICIPAL BONDS (cost of $353,080) (e)                                                              364,254
                                                                                                          ----------

   SHORT-TERM OBLIGATIONS - 1.7%
   ------------------------------------------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES (f)
   Newport Beach Hoag Hospital,
                                                         3.500%           10/01/22              800              800

                                                Investment Portfolio/July 31, 1996
   ------------------------------------------------------------------------------------------------------------------
   SHORT-TERM OBLIGATIONS - CONT.                                                             PAR            VALUE
   ------------------------------------------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES (f) - CONT.
   Pinellas County Health Facilities
    Authority, Series 1985,
                                                         3.750%           12/01/15           $5,200       $    5,200
   State Pollution Control Financing Authority:
   Ultrapower Rocklin Series-A,
                                                         3.700%           06/01/17              300              300
    Western Power Group Unit II,
                                                         3.650%           09/01/18              200              200
                                                                                                          ----------

   TOTAL SHORT-TERM OBLIGATIONS                                                                                6,500
                                                                                                          ----------

   OTHER ASSETS & LIABILITIES, NET - 1.3%                                                                      4,801
   ------------------------------------------------------------------------------------------------------------------

   NET ASSETS - 100.0%                                                                                    $  375,555
                                                                                                          ----------

   NOTES TO INVESTMENT PORTFOLIO:
   ------------------------------------------------------------------------------------------------------------------

   (a) Zero coupon bond.

   (b) These securities, or a portion thereof, with a total market value of $52,484 are being used to collateralize open futures contracts.

   (c) Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

   (d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

   (e) Cost for federal income tax purposes is the same.

   (f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1996.

   Short futures contracts open at July 31, 1996:

                                       Par value                                     Unrealized
                                       covered by            Expiration             depreciation
         Type                          contracts               month                at 7/31/96
    ----------------------------------------------------------------------------------------------
    Treasury bonds                        $365               September                 $ 809



                      Acronym                                                    Name
                      -------                                            -----------------------
                        RIB                                              Residual Interest Bonds


   See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1996 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $353,080)                                          $  364,254
Short-term obligations                                                             6,500
                                                                              ----------
                                                                                 370,754

Receivable for:
  Interest                                         $    6,521
  Fund shares sold                                        412
  Investments sold                                         50
Other                                                      68                      7,051
                                                   ----------                 ----------
    Total Assets                                                                 377,805

LIABILITIES
Payable for:
  Distributions                                         1,755
  Variation margin on futures                             251
  Fund shares repurchased                                 221
Accrued:
  Deferred Trustees fees                                    4
  Other                                                    19
                                                   ----------
    Total Liabilities                                                              2,250
                                                                              ----------

NET ASSETS                                                                    $  375,555
                                                                              ----------

Net asset value & redemption price per share -
Class A ($273,554/37,522)                                                     $     7.29
                                                                              ----------
Maximum offering price per share - Class A
($7.29/0.9525)                                                                $     7.65 (a)
                                                                              ----------
Net asset value & offering price per share -
Class B ($102,001/13,991)                                                     $     7.29 (b)
                                                                              ----------

COMPOSITION OF NET ASSETS
Capital paid in                                                               $  367,161
Overdistributed net investment income                                                (70)
Accumulated net realized loss                                                     (1,901)
Net unrealized appreciation (depreciation) on:
  Investments                                                                     11,174
  Open futures contracts                                                            (809)
                                                                              ----------
                                                                              $  375,555
                                                                              ----------


(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JULY 31, 1996 (UNAUDITED)


(in thousands)
INVESTMENT INCOME
Interest                                                                                            $   11,801

EXPENSES
Management fee                                                            $   1,038
Service fee                                                                     257
Distribution fee - Class B                                                      385
Transfer agent                                                                  302
Bookkeeping fee                                                                  72
Trustees fee                                                                     14
Custodian fee                                                                    26
Audit fee                                                                        17
Legal fee                                                                         6
Registration fee                                                                  7
Reports to shareholders                                                           4
Other                                                                            15                      2,143
                                                                         ----------                 ----------

      Net Investment Income                                                                              9,658
                                                                                                    ----------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
 Investments                                                                  2,464
 Closed futures contracts                                                     4,081
                                                                         ----------
      Net Realized Gain                                                                                  6,545

Net unrealized depreciation during the period on:
 Investments                                                                (19,257)
 Open futures contracts                                                        (700)
                                                                         ----------
     Net Unrealized Depreciation                                                                       (19,957)
                                                                                                    ----------
          Net Loss                                                                                     (13,412)
                                                                                                    ----------
Net Decrease in Net Assets from Operations                                                          $   (3,754)
                                                                                                    ----------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     (Unaudited)
                                                                     Six months
                                                                        ended                  Year ended
(in thousands)                                                         July 31                 January 31
                                                                  ------------------       --------------------
INCREASE (DECREASE) IN NET ASSETS                                       1996                      1996
Operations:
Net investment income                                             $           9,658       $             21,032
Net realized gain (loss)                                                      6,545                       (741)
Net unrealized appreciation (depreciation)                                  (19,957)                    38,695
                                                                  -----------------       --------------------
    Net Increase (Decrease) from Operations                                  (3,754)                    58,986
Distributions:
From net investment income - Class A                                         (7,458)                   (16,481)
From net investment income - Class B                                         (2,339)                    (4,822)
                                                                  -----------------       --------------------
                                                                            (13,551)                    37,683
                                                                  -----------------       --------------------
Fund Share Transactions:
Receipts for shares sold - Class A                                            5,834                     15,423
Value of distributions reinvested - Class A                                   3,205                      7,161
Cost of shares repurchased - Class A                                        (30,062)                   (48,031)
                                                                  -----------------       --------------------
                                                                            (21,023)                   (25,447)
                                                                  -----------------       --------------------
Receipts for shares sold - Class B                                            5,854                     11,772
Value of distributions reinvested - Class B                                   1,174                      2,530
Cost of shares repurchased - Class B                                         (8,405)                   (15,919)
                                                                  -----------------       --------------------
                                                                             (1,377)                    (1,617)
                                                                  -----------------       --------------------
    Net Decrease from Fund Share Transactions                               (22,400)                   (27,064)
                                                                  -----------------       --------------------
        Total Increase (Decrease)                                           (35,951)                    10,619
NET ASSETS
Beginning of period                                                         411,506                    400,887
                                                                  -----------------       --------------------
End of period (net of overdistributed and
  including undistributed net investment
  income of $70 and $28, respectively)                            $         375,555       $            411,506
                                                                  -----------------       --------------------

NUMBER OF FUND SHARES
Sold - Class A                                                                  802                      2,147
Issued for distributions reinvested - Class A                                   439                        995
Repurchased - Class A                                                        (4,110)                    (6,670)
                                                                  -----------------       --------------------
                                                                             (2,869)                    (3,528)
                                                                  -----------------       --------------------
Sold - Class B                                                                  803                      1,634
Issued for distributions reinvested - Class B                                   161                        351
Repurchased - Class B                                                        (1,153)                    (2,203)
                                                                  -----------------       --------------------
                                                                               (189)                      (218)
                                                                  -----------------       --------------------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1996 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial California Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's objective is to seek as high a level of after-tax total return, as is consistent with prudent risk. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of Trust V as follows:

                  Average Net Assets                    Annual Fee Rate
                  ------------------                    ---------------
                   First $1 billion                           0.55%
                   Next $1 billion                            0.50%
                   Over $2 billion                            0.45%

                  Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
Effective January 1, 1996, the management fee applicable to the Trust is being reduced based on the following schedule for the first $1 billion in combined average net assets:

                                                    Cumulative Annualized
           Effective Date                                  Reduction
          ---------------                           ---------------------
          January 1, 1996                                   0.0125%
          April 1, 1996                                     0.0250%
          July 1, 1996                                      0.0375%
          October 1, 1996                                   0.0500%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $14,644 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $166,142 on Class B shares redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

                      Valuation of shares            Annual
                   outstanding on the 20th of         Fee
                  each month which were issued        Rate
                  ----------------------------        ----
                   Prior to November 30, 1994        0.10%
                  On or after December 1, 1994       0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average net assets.

For the six months ended July 31,1996, the Fund's operating expenses did not exceed the 0.80% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended July 31, 1996, purchases and sales of investments, other than short-term obligations were $50,038,286 and $73,483,051, respectively.

Unrealized appreciation (depreciation) at July 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:

          Gross unrealized appreciation              $     15,404,431
          Gross unrealized depreciation                   ( 4,230,034)
                                                       ----------------
                  Net unrealized appreciation        $     11,174,397
                                                       ----------------

CAPITAL LOSS CARRYFORWARDS: At January 31, 1996, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                           Capital loss
                  expiration                         carryforward
                  ----------                         ------------
                    1998                              $  421,000
                    1999                                 409,000
                    2003                               4,419,000
                                                      ----------
                                                      $5,249,000
                                                      ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1996.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                       (Unaudited)
                                                        Six months
                                                       ended July 31                      Year ended January 31
                                              ----------------------------           -----------------------------
                                                           1996                                   1996
                                               Class A             Class B            Class A              Class B
                                              --------            --------           --------             --------
 Net asset value -
    Beginning of period                       $  7.540            $  7.540           $  6.870             $  6.870
                                              --------            --------           --------             --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment
    income (a)                                   0.188               0.160              0.388                0.334
 Net realized and
 unrealized gain (loss)                         (0.244)             (0.244)             0.671                0.671
                                              --------            --------           --------             --------
    Total from Investment
      Operations                                (0.056)             (0.084)             1.059                1.005
                                              --------            --------           --------             --------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment
    income                                      (0.190)             (0.162)            (0.389)              (0.335)
 From net realized
    gains                                       (0.004)             (0.004)                --                   --
                                              --------            --------           --------             --------
 Total Distributions Declared
    to Shareholders                             (0.194)             (0.166)                --                   --
                                              --------            --------           --------             --------
 Net asset value
    End of period                             $  7.290            $  7.290            $  7.540            $  7.540
                                              --------            --------           --------             --------
 Total return (b)(c)                             (0.72)%(d)          (1.09)%(d)          15.78 %             14.94 %
                                              ========            ========           ========             ========

 RATIOS TO AVERAGE NET ASSETS
 Expenses                                         0.91 %(e)(f)        1.66 %(e)(f)        0.89 %(e)           1.64 %(e)
 Net investment income                            5.23 %(e)(f)        4.48 %(e)(f)        5.33 %(e)           4.58 %(e)
 Fees and expenses
   waived or borne
   by the Adviser                                   --                  --                0.01 %              0.01 %
 Portfolio turnover                                 13 %(d)             13 %(d)             47 %                47 %
 Net assets at end
 of period (000)                              $273,554            $102,001            $304,581            $106,925

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                              $     --            $     --            $  0.001            $  0.001

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)    Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(f)    Annualized

                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:

                                                                           Year ended January 31
                                                 ---------------------------------------------------------------------
                                                              1995                                 1994
                                                    Class A            Class B           Class A             Class B
                                                 ------------       ------------       ------------       ------------
Net asset value -
   Beginning of period                           $      7.660       $      7.660       $      7.350       $      7.350
                                                 ------------       ------------       ------------       ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                0.413              0.360              0.434              0.378
Net realized and
unrealized gain (loss)                                 (0.791)            (0.791)             0.315              0.315
                                                 ------------       ------------       ------------       ------------
   Total from Investment
      Operations                                       (0.378)            (0.431)             0.749              0.693
                                                 ------------       ------------       ------------       ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                                    (0.412)            (0.359)            (0.439)            (0.383)
                                                 ------------       ------------       ------------       ------------
Net asset value -
   End of period                                 $      6.870       $      6.870       $      7.660       $      7.660
                                                 ------------       ------------       ------------       ------------
Total return(d)(e)                                      (4.83)%            (5.55)%            10.44%              9.63%
                                                 ------------       ------------       ------------       ------------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                 0.77%              1.52%              0.75%              1.50%
Net investment income                                    5.91%              5.16%              5.73%              4.98%
Fees and expenses waived
   or borne by the Adviser                               0.06%              0.06%              0.08%              0.08%
Portfolio turnover                                         47%                47%                17%                17%
Net assets at end
of period (000)                                  $    301,912       $     98,975       $    379,987       $    104,578

(a)      Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                 $      0.004       $      0.004       $      0.006       $      0.006

(b) The Fund changed its fiscal year end from November 30 to January 31 in 1992.

(c) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.

(g)      Annualized

                          FINANCIAL HIGHLIGHTS - CONT.



           Two months
             ended                                             Year ended
          January 31 (b)                                       November 30
----------------------------------         ----------------------------------------------------
              1993                                      1992                           1991
   Class A               Class B              Class A          Class B(c)            Class A
------------          ------------         ------------       ------------         ------------
$      7.270          $      7.270         $      7.150       $      7.410         $      6.940
------------          ------------         ------------       ------------         ------------

       0.076                 0.067                0.467              0.143                0.473

       0.081                 0.081                0.109             (0.151)               0.211
------------          ------------         ------------       ------------         ------------

       0.157                 0.148                0.576             (0.008)               0.684
------------          ------------         ------------       ------------         ------------


      (0.077)               (0.068)              (0.456)            (0.132)              (0.474)
------------          ------------         ------------       ------------         ------------

$      7.350          $      7.350         $      7.270       $      7.270         $      7.150
------------          ------------         ------------       ------------         ------------
        8.70%(f)              1.01%(f)             8.27%              1.94%(f)            10.18%
------------          ------------         ------------       ------------         ------------


        0.65%(g)              1.40%(g)             0.71%              1.46%(g)             0.80%
        6.29%(g)              5.54%(g)             6.44%              5.69%(g)             6.69%

        0.21%(g)              0.21%(g)             0.13%              0.13%(g)             0.05%
          19%(g)                19%(g)               12%                12%                  11%

$    337,409          $     33,819         $    324,012       $     22,797         $    295,459


$      0.002          $      0.002         $      0.010       $      0.010         $      0.003

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information .........   press 1

For account information ...........................................   press 2

To speak to a Colonial representative .............................   press 3

For yield and total return information ............................   press 4

For duplicate statements or new supply of checks ..................   press 5

To order duplicate tax forms and year-end statements ..............   press 6
(February through May)

To review your options at any time during your call ...............   press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-248-2828

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial California Tax-Exempt Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial California Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]
Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM

Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation


            Colonial Investment Services, Inc., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            CA-03/506C-0796 M (9/96)